Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LITMAN GREGORY FUNDS TRUST
Supplement dated June 9, 2025 to the
Prospectus and Statement of Additional Information (“SAI”)
of the Litman Gregory Funds Trust, each dated April 29, 2025
Notice to Existing and Prospective Shareholders of the iMGP Small Company Fund (the “Fund”):
Effective June 9, 2025, D.F. Dent and Company, Inc. (“D.F. Dent” or the “Sub‑Advisor”) is added as a sub‑advisor to the Fund, replacing Polen Capital Management, LLC (“Polen Capital”), a previous sub‑advisor to the Fund. All references to Polen Capital as a sub‑advisor to the Fund are hereby removed.
The following information replaces similar information in the section entitled “Summary Section – Principal Strategies” of the Small Company Fund beginning on page 22 of the Prospectus:
(Changes are in boldface and underlined)
Principal Strategies
The Small Company Fund invests in the securities of smaller companies that the sub‑advisors to the Fund (each a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Small Company Fund to give its sub‑advisors broad flexibility but limit the sub‑advisors to their highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Small Company Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of Small Company Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth and value) and may adjust the target allocations at its discretion. A “growth investing” style involves identifying securities for the Fund that the sub‑advisor expects to have above-average potential for growth in revenue and earnings. A “value investing” style involves identifying securities for the Fund that the sub‑advisor believes are underpriced relative to comparable securities, determined by price/earnings ratios, cash flows or other measures. Market performance may result in allocation drift among the managers of the Small Company Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the Small Company Fund’s assets by independently managing a portfolio typically composed of between 15 and 35 stocks (resulting in total Small Company Fund holdings of 30 to 70 different stocks). The target allocations to each sub‑advisor are indicated in the following table:

SUB‑ADVISOR	TARGET ASSET ALLOCATION	INVESTMENT STYLE

D.F. Dent and Company, Inc.	50%	Growth

Segall Bryant & Hamill, LLC	50%	Value
Under normal market conditions, the Small Company Fund invests at least 80% of its net assets, in securities of small‑sized U.S. companies, as measured by market capitalization at the time of acquisition. The Small Company Fund may focus its investments in certain sectors – including, but not limited to, the industrial sector – from time to time as a result of the implementation of the Small Company Fund’s investment strategy by the managers, but sector focus is not a principal strategy of the Small Company Fund. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the managers’ ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate.
The Advisor defines a “small company” as one whose market capitalization is within the range of the market capitalizations of companies in the Russell 2000 Index. As of December 31, 2024, the range of market capitalizations of companies in the Russell 2000 Index was from approximately $150.4 million to $7.1 billion.
A sub‑advisor may invest up to 15% of the Small Company Fund’s net assets in the securities of foreign companies, including those located in emerging markets. The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
Generally, a security may be sold: (1) if the sub‑advisor believes the security is overvalued; (2) if the sub‑advisor’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the sub‑advisor’s assessment criteria; or (5) for other portfolio management reasons.
The Small Company Fund’s sub‑advisors may trade their portfolios frequently.

iMGP SMALL COMPANY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LITMAN GREGORY FUNDS TRUST
Supplement dated June 9, 2025 to the
Prospectus and Statement of Additional Information (“SAI”)
of the Litman Gregory Funds Trust, each dated April 29, 2025
Notice to Existing and Prospective Shareholders of the iMGP Small Company Fund (the “Fund”):
Effective June 9, 2025, D.F. Dent and Company, Inc. (“D.F. Dent” or the “Sub‑Advisor”) is added as a sub‑advisor to the Fund, replacing Polen Capital Management, LLC (“Polen Capital”), a previous sub‑advisor to the Fund. All references to Polen Capital as a sub‑advisor to the Fund are hereby removed.
The following information replaces similar information in the section entitled “Summary Section – Principal Strategies” of the Small Company Fund beginning on page 22 of the Prospectus:
(Changes are in boldface and underlined)
Principal Strategies
The Small Company Fund invests in the securities of smaller companies that the sub‑advisors to the Fund (each a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Small Company Fund to give its sub‑advisors broad flexibility but limit the sub‑advisors to their highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Small Company Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of Small Company Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth and value) and may adjust the target allocations at its discretion. A “growth investing” style involves identifying securities for the Fund that the sub‑advisor expects to have above-average potential for growth in revenue and earnings. A “value investing” style involves identifying securities for the Fund that the sub‑advisor believes are underpriced relative to comparable securities, determined by price/earnings ratios, cash flows or other measures. Market performance may result in allocation drift among the managers of the Small Company Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the Small Company Fund’s assets by independently managing a portfolio typically composed of between 15 and 35 stocks (resulting in total Small Company Fund holdings of 30 to 70 different stocks). The target allocations to each sub‑advisor are indicated in the following table:

SUB‑ADVISOR	TARGET ASSET ALLOCATION	INVESTMENT STYLE

D.F. Dent and Company, Inc.	50%	Growth

Segall Bryant & Hamill, LLC	50%	Value
Under normal market conditions, the Small Company Fund invests at least 80% of its net assets, in securities of small‑sized U.S. companies, as measured by market capitalization at the time of acquisition. The Small Company Fund may focus its investments in certain sectors – including, but not limited to, the industrial sector – from time to time as a result of the implementation of the Small Company Fund’s investment strategy by the managers, but sector focus is not a principal strategy of the Small Company Fund. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the managers’ ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate.
The Advisor defines a “small company” as one whose market capitalization is within the range of the market capitalizations of companies in the Russell 2000 Index. As of December 31, 2024, the range of market capitalizations of companies in the Russell 2000 Index was from approximately $150.4 million to $7.1 billion.
A sub‑advisor may invest up to 15% of the Small Company Fund’s net assets in the securities of foreign companies, including those located in emerging markets. The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
Generally, a security may be sold: (1) if the sub‑advisor believes the security is overvalued; (2) if the sub‑advisor’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the sub‑advisor’s assessment criteria; or (5) for other portfolio management reasons.
The Small Company Fund’s sub‑advisors may trade their portfolios frequently.